Earnings per Shares (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net loss attributable to common unitholders - basic	$ (4,770)		$ (11,613)		$ (77,633)		$ (46,155)		$ (147,684)
Numerator:
Net loss attributable to common shareholders - basic	(4,770)		(11,613)		(77,633)		(46,155)		(147,684)
Effect of non-participating securities	(5,529)
Net loss attributable to common shareholders - diluted	$ (10,299)		$ (11,613)		$ (77,633)		$ (46,155)		$ (147,684)
Denominator:
Weighted-average common units outstanding - basic	75,358	[1]	34,641	[1]	48,444	[2]	34,472	[2]	34,202	[2]
Effect of other dilutive securities	1,335
Weighted-average common units outstanding - diluted	76,693	[1]	34,641	[1]	48,444	[2]	34,472	[2]	34,202	[2]
Basic loss per common share	$ (0.06)	[1]	$ (0.34)	[1]	$ (1.60)	[2]	$ (1.34)	[2]	$ (4.32)	[2]
Dilutive loss per common share	$ (0.13)	[1]	$ (0.34)	[1]	$ (1.60)	[2]	$ (1.34)	[2]	$ (4.32)	[2]
Warrants
Earnings per Unit
Antidilutive securities					19,373
Time-based RSUs
Earnings per Unit
Antidilutive securities	2,210		475		1,602		950		1,425
Units options
Earnings per Unit
Antidilutive securities	1,517		1,711		3,217		3,200		2,531
Series A Preferred Shares
Earnings per Unit
Antidilutive securities	23,583		25,092		23,588		25,092		23,308

[1]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4
[2]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.